Dec. 28, 2018

May 31, 2019

DBX ETF TRUST

Xtrackers High Beta High Yield Bond ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus each dated December 28, 2018, as each may be supplemented from time to time

Effective immediately, DBX Advisors LLC (the “Adviser”) has agreed to a fee waiver arrangement for the Fund.

Effective immediately, the following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers High Beta High Yield Bond ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
Management Fee	0.35
Other Expenses	None
Total Annual Fund Operating Expenses	0.35
Fee Waiver and/or Expense Reimbursement*	(0.15)
Total Annual Fund Operating Expenses After Fee Waiver	0.20

*The Adviser has contractually agreed, until June 1, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.20% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers High Beta High Yield Bond ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$20	$97	$181	$428